Issued Capital - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Contributed equity
Total Equity	$ 518,731	$ 538,506	$ 549,326	$ 500,804	$ 475,148	$ 481,052
Ordinary Shares
Contributed equity
Ordinary shares	587,586,780		583,949,612	536,779,434		498,626,208
Less: Treasury Shares	(583,314)			(3,500,000)
Total Contributed Equity	587,003,466			533,279,434
Ordinary shares	$ 1,065,539			$ 959,635
Total Equity	$ 1,065,539		$ 1,051,450	$ 959,635		$ 910,405